Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares
Predecessor
Finance receivables, net
Finance receivables current, allowance for loan losses (in dollars)	$ 13,517
Finance receivables noncurrent, allowance for loan losses (in dollars)	$ 2,810
Stockholders' equity
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01
Preferred stock, shares authorized | shares	3,000
Preferred stock, shares issued | shares	0
Preferred stock, shares outstanding | shares	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized | shares	300,000
Common stock, shares outstanding | shares	7,990
Predecessor | Subsidiary notes payable
Finance receivables, net
Net of deferred issuance costs, current liabilities (in dollars)	$ 1
Net of deferred issuance costs, noncurrent liabilities (in dollars)	762
Predecessor | Senior secured notes payable
Finance receivables, net
Net of deferred issuance costs, noncurrent liabilities (in dollars)	1,664
Predecessor | Revolving credit facility
Finance receivables, net
Net of deferred issuance costs, noncurrent liabilities (in dollars)	$ 1,871